Service and Premier Shares [Member] Fees and Expenses - Service and Premier Shares [Member] - Treasury Instruments Portfolio	Nov. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell Service Shares and Premier Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Service Shares, which are not reflected in the tables or the examples below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year asa percentage of the value of your investment)
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]
The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: